Allowance for credit losses (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Releases Of Specific Reserves	$ 7,931	$ 1,600	$ 1,031